Investment in life insurance contract (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Investment In Life Insurance Contract Details Narrative
Change in fair value of life insurance contract	$ 4	$ 4	$ 5